Summary of Significant Accounting Policies - Schedule of Allocated Charges (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Station operating expenses, excluding depreciation and amortization expense	$ 31,126	$ 32,344	$ 35,606
Noncash compensation	219
Allocated charges from Emmis	2,122
Stations
Significant Accounting Policies [Line Items]
Station operating expenses, excluding depreciation and amortization expense	$ 1,903